Benefit plans (Tables)	12 Months Ended
Dec. 31, 2024
Benefit Plans
Schedule of benefit plans

	12.31.24	12.31.23
Non-current	13,648	10,719
Current	1,441	1,258
Total Benefit plans	15,089	11,977

Schedule of the breakdown of the benefit plan obligations

	12.31.24	12.31.23
Benefit payment obligations at beginning of year	11,977	14,207
Current service cost	1,160	618
Interest cost	12,490	4,668
Actuarial losses	(3,497)	3,152
Result from exposure to inflation for the year	(6,478)	(9,645)
Benefits paid to participating employees	(563)	(1,023)
Benefit payment obligations at end of year	15,089	11,977

Schedule of detail of the charge recognized in the statement of comprehensive loss income

	12.31.24	12.31.23	12.31.22
Cost	1,160	618	2,537
Interest	12,490	4,668	5,614
Actuarial results - Other comprehensive results	(3,497)	3,152	4,436
	10,153	8,438	12,587

Schedule of assumptions

	12.31.24	12.31.23	12.31.22
Discount rate	5%	5%	5%
Salary increase	1%	1%	1%
Inflation	209%	89%	48%

Schedule of sensitivity analysis

12.31.24
Discount Rate: 4%
Obligation	16,501
Variation	1,412
9%

Discount Rate: 6%
Obligation	13,888
Variation	(1,202)
(8%)

Salary Increase : 0%
Obligation	13,834
Variation	(1,255)
(8%)

Salary Increase: 2%
Obligation	16,544
Variation	1,455
10%

Schedule of the expected payments of benefits

	In 2025	In 2026	In 2027	In 2028	In 2029	Between 2030 to 2034
At December 31, 2024
Benefit payment obligations	1,441	247	261	254	58	260